Financial Liabilities - Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 03, 2016
Financial Liabilities
Amount of interest free loans extended by governmental institutions	€ 20,306	€ 20,543
Portion of interest-free loans extended by governmental institutions that is considered a grant	812	885
Call option included in other financial liabilities	5,000
Amount collected directly from Spanish Social Security affiliated bodies and transferred to financial institutions included in other current financial liabilities	3,056	17,578
Other financial liabilities	45,640	57,096
Not later than one year
Financial Liabilities
Other financial liabilities	22,003	26,121
Later than one year and not later than two years
Financial Liabilities
Other financial liabilities	10,818	11,468
Later than two years and not later than three years
Financial Liabilities
Other financial liabilities	3,787	6,203
Later than three years and not later than four years
Financial Liabilities
Other financial liabilities	2,794	5,802
Later than four years and not later than five years
Financial Liabilities
Other financial liabilities	2,247	2,490
More than 5 years
Financial Liabilities
Other financial liabilities	€ 3,991	€ 5,012
Progenika Biopharma, S.A. (Spain)
Financial Liabilities
Additional stake acquired (as a percent)			32.93%